Bank Loans (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Apr. 27, 2020
Bank Loans [Line Items]
Principal Aggregate Amount		$ 40
Bank Loan, Description	Under the conditions of the loan, twenty-five percent (25%) of the loan will be forgiven if seventy-five percent (75%) is repaid prior to the initial term date.
TD Bank Loan [Member]
Bank Loans [Line Items]
Principal Aggregate Amount			$ 40
Initial term interest rate			0.00%